UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/03
                        ---------
Date of reporting period: 9/30/2003
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

Excelsior Directional Hedge Fund of Funds, LLC
Financial Statements
(Unaudited)
Period from April 1, 2003 to September 30, 2003

                 Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements
                                   (Unaudited)




                 Period from April 1, 2003 to September 30, 2003





                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets....  1

Statement of Operations..............................................  2

Statements of Changes in Members' Equity - Net Assets................  3

Statement of Cash Flows..............................................  4

Notes to Financial Statements........................................  5

                                  Excelsior Directional Hedge Fund of Funds, LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value (cost $128,348,954) $146,056,654
Cash and cash equivalents                                             3,372,582
Due from investment funds                                               571,009
Other assets                                                             17,996
--------------------------------------------------------------------------------

Total Assets                                                        150,018,241
--------------------------------------------------------------------------------

LIABILITIES

  Payable for member interests repurchased                              728,905
  Due to advisor                                                        546,063
  Professional fees payable                                              90,151
  Board of Managers' fees payable                                        14,250
  Administration fees payable                                            36,404
--------------------------------------------------------------------------------

Total Liabilities                                                     1,415,773
--------------------------------------------------------------------------------

Net Assets                                                         $148,602,468
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                      $130,894,768
  Accumulated net unrealized appreciation on investments             17,707,700
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $148,602,468
--------------------------------------------------------------------------------





 The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2003 to September 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $     36,408
--------------------------------------------------------------------------------

Total Investment Income                                                 36,408
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        1,072,886
Professional fees                                                        89,118
Administration fees                                                      71,555
Board of Managers' fees and expenses                                     37,875
Miscellaneous                                                            36,897
--------------------------------------------------------------------------------

Total Operating Expenses                                              1,308,331
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,271,923)
--------------------------------------------------------------------------------

REALIZED LOSS AND UNREALIZED GAIN FROM INVESTMENTS

Realized loss from investments                                          (14,469)
Change in net unrealized appreciation from investments               10,745,955
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                    10,731,486
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                          $  9,459,563
--------------------------------------------------------------------------------









 The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                               Period from
                                              April 1, 2003        Year ended
                                               to September         March 31,
                                                 30, 2003             2003
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                            $ (1,271,923)     $ (2,078,231)
Realized loss from investments                      (14,469)         (275,839)
Change in net unrealized appreciation from       10,745,955           601,913
          investments
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations          9,459,563        (1,752,157)
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                             16,840,000        71,099,576
Member interests repurchased                    (12,733,612)       (9,965,976)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived From Capital             4,106,388       61,133,600
Transactions
--------------------------------------------------------------------------------

Net increase in Members' Equity - Net Assets     13,565,951       59,381,443

MEMBERS' EQUITY - NET ASSETS
        AT BEGINNING OF PERIOD                  135,036,517       75,655,074
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
        AT END OF PERIOD                      $ 148,602,468    $ 135,036,517
--------------------------------------------------------------------------------









 The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
                                 Period from April 1, 2003 to September 30, 2003
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members'equity - net assets
  derived from operations                                         $   9,459,563
Adjustments to reconcile net increase in members' equity -
  net assets derived from operations to net cash used in operating activities:
     Change in net unrealized appreciation from investments         (10,745,955)
     Net realized loss from investments                                  14,469
     Purchases of investment funds                                  (17,500,000)
     Proceeds from sales of investment funds                         12,085,531
     Increase in due from investment funds                             (571,009)
     Decrease in other assets                                             9,321
     Increase in due to advisor                                          38,856
     Increase in Board of Managers' fees payable                          1,125
     Increase in professional fees payable                               30,151
     Increase in administration fees payable                              2,619
--------------------------------------------------------------------------------

Net cash used in operating activities                                (7,175,329)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   16,840,000
Payments for member interests repurchased                           (12,555,162)
--------------------------------------------------------------------------------

Net cash provided by financing activities                             4,284,838
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                            (2,890,491)
Cash and cash equivalents at beginning of period                      6,263,073
--------------------------------------------------------------------------------

Cash and cash equivalents at end of period                         $  3,372,582
--------------------------------------------------------------------------------








 The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000 and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. (formerly known as NCT Opportunities, Inc.) serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Effective July 1, 2003 the Managers approved the change of the Company's name from Excelsior Hedge Fund of Funds I, LLC to Excelsior Directional Hedge Fund of Funds, LLC.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion. The Advisor expects that generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances or with the written consent of the Managers, which may be withheld in their sole discretion.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                            Notes to Financial Statements (Unaudited) continuted
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Managers and the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Managers and the Advisor believe that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by or at the direction of the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement) in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Advisor or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and then as a distribution of income.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; the management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. The Company has a tax year end of December 31.

For the period from April 1, 2003 to September 30, 2003, the Company reclassified $1,271,923 and $14,469 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to capital subscriptions - net. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all members as of the last day of the fiscal period in accordance with members' respective investment percentages for the fiscal period, all as defined in the Company's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust custody account, which earn interest at money market rates.

Interest income is recorded on the accrual basis.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other

As of September 30, 2003, the employees and affiliates have a combined interest of approximately 18.9% of the Company's members' equity.

The Advisor provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers. Further, the Advisor provides certain management and administrative services to the Company including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% of the Company's net assets. For the period from April 1, 2003 to September 30, 2003, the management fee was $1,072,886, of which $546,063 was payable as of September 30, 2003.

The Company earned $36,408 of interest income on their cash balances maintained at U.S. Trust Company of North Carolina, an affiliate of the Company. At September 30, 2003, the Partnership had a cash balance of $3,372,582.

Prior to July 1, 2003 upon admission to the Company, each member paid the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications in the amount of $5,000. As of July 1, 2003, the special one-time fee is no longer charged to new members.

Each Manager, who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. The Company incurred $37,875 of such expense for the period from April 1, 2003 through September 30, 2003 of which $14,250 is payable as of September 30, 2003.

The Company incurred $4,000 in fees for the period from April 1, 2003 to September 30, 2003 related to custodian services provided by U.S.Trust.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the period from April 1, 2003 to September 30, 2003, the Company incurred $71,555 in expenses related to such administrative services of which $36,404 is payable as of September 30, 2003.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

4. Securities Transactions

Aggregate purchases and proceeds from sales of Investment Funds for the period from April 1, 2003 to September 30, 2003, amounted to $17,500,000 and $12,085,531, respectively.

At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2003, accumulated net unrealized appreciation on investments was $17,707,700, consisting of $18,062,956 gross unrealized appreciation and $355,256 gross unrealized depreciation.

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. However, as a result of the investments by the Company as a limited partner, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Investments

As of September 30, 2003, the Company had investments in twenty-four Investment Funds, none of which were affiliates. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from 3 months to 1 year from initial investment.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

6. Investments (continued)

The following table lists the Company's investments in Investment Funds as of September 30, 2003.

                                                                                % of
                                                   Net Income/      Fair      Members'
                                                     (Loss)        Value    Equity- Net
Investment Fund                         Cost      4/1/03-9/30/03  9/30/2003    Assets    Liquidity
--------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Foundation Partners, L.P              $ 7,000,000  $   (3,890)  $ 6,668,262     4.49%  Quarterly
JL Partners, L.P.                       5,250,000     475,433     5,644,534     3.80%  Annually
North Sound Legacy Institutional Fund   7,500,000     693,139     8,016,020     5.39%  Quarterly
AB Capital Partners, L.P                5,000,000     629,992     5,943,718     4.00%  Annually
Swiftcurrent Partners, L.P              3,550,000      58,216     4,550,852     3.06%  Annually
Tonga Partners, L.P.                    4,200,000     557,243     6,739,290     4.54%  Semiannually
                                     ------------------------------------------------
      Strategy Total                   32,500,000   2,410,133    37,562,676    25.28%

Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.           8,748,954      136,523     9,141,727     6.15%  Quarterly
Aragon Global Partners (QP), L.P.              0       31,683             0     0.00%  Quarterly
Cadmus Capital Partners (QP), L.P.     1,500,000       82,546     1,582,546     1.06%  Quarterly
Peninsula Fund, L.P.                   6,150,000    1,406,608     8,320,131     5.60%  Quarterly
Quaker Capital Partners I, L.P.        6,000,000    1,971,572     7,951,757     5.35%  Annually
Quest Capital Partners, L.P.                   0      506,276             0     0.00%  Quarterly
Vardon Partners II, L.P.               6,500,000      537,253     6,856,119     4.61%  Annually
                                     ------------------------------------------------
        Strategy Total                28,898,954    4,672,461    33,852,280    22.77%
Hedged Sector Funds
-------------------
Chilton New Era Partners, L.P.         4,000,000      247,401     4,234,995     2.85%  Annually
Coatue Partners, L.P.                  6,000,000       99,078     6,351,150     4.27%  Quarterly
Durus Life Sciences Fund, LLC          4,500,000      (64,642)    4,726,472     3.18%  Quarterly
Endicott Partners II, L.P.             4,000,000      149,809     4,221,523     2.84%  Semiannually
Narragansett I, L.P.                   6,350,000      (12,875)    6,659,458     4.48%  Annually
Owenoke Associates, L.P                        0      454,563             0     0.00%  Quarterly
P.A.W. Partners, L.P.                  3,100,000      250,620     3,076,482     2.07%  Quarterly
                                     ------------------------------------------------
       Strategy Total                 27,950,000    1,123,954    29,270,080    19.69%
Arbitrage/Distressed Funds
--------------------------
Bedford Falls Investors, L.P.         2,000,000       249,646     2,149,878     1.45%  Annually
Canyon Value Realization Fund, L.P.   5,000,000        84,966     5,084,966     3.42%  Annually
Jemmco Partners, L.P.                 5,000,000       174,370     5,039,593     3.39%  Quarterly
JMG Capital Partners, L.P.            6,750,000       399,993     9,729,619     6.55%  Quarterly
K Capital II, L.P.                    8,000,000       525,289     8,548,395     5.75%  Annually
Satellite Fund II, L.P.               3,000,000       407,601     3,826,565     2.58%  Annually
Stark Investments Limited Partnership 9,250,000       683,072    10,992,602     7.40%  Annually
                                     ------------------------------------------------
                     Strategy Total  39,000,000     2,524,937    45,371,618    30.54%

Total                             $ 128,348,954  $ 10,731,486 $ 146,056,654    98.29%

                                  ===========================
Other assets, less liabilities                                    2,545,814     1.71%
                                                             ------------------------
Members' Equity-Net Assets                                   $  148,602,468   100.00%
                                                             ========================

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2003
--------------------------------------------------------------------------------

7. Financial Highlights

The following represents the ratios to average net assets, total return and other supplemental information for the periods indicated:

                                            April 1,
                                         2003-September     Year ended
                                            30, 2003*     March 31, 2003
                                        ---------------------------------
Net assets, end of period                 $ 148,602,468   $ 135,036,517
Ratio of net investment loss to
     average net assets                      (0.87%)         (1.88%)
Ratio of expenses to average net
     assets                                   0.90%           1.92%
Portfolio turnover                            8.58%          14.31%
Total return**                                6.75%          (1.98%)


* The ratios, portfolio turnover, and total return are not annualized for the interim period.
** Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.

8. Subsequent Events

Effective October 1, 2003, the Company received capital subscriptions from members in the amount of $13,342,148.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not required for semi annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not required for semi annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not required for semi annual report.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not required.

ITEM  6.  [RESERVED]
--------------------


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not required for semi annual report.

ITEM  8.  [RESERVED]
--------------------


ITEM  9.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the persons that perform similar functions as registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10.  EXHIBITS.
-------------------

(a)(1) Not applicable


(a)(2)

                                 CERTIFICATIONS


I, Douglas A. Lindgren, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Directional Hedge Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 5, 2003           /s/ Douglas A. Lindgren
     -----------------         ------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer


                                 CERTIFICATIONS


I, Robert Aufenanger, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Directional Hedge Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 5, 2003           /s/ Robert Aufenanger
     -----------------         ---------------------------------------------
                               Robert Aufenanger, Principal Financial Officer

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindren, Principal Executive Officer
Date December 5, 2003
    -----------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date December 5, 2003
    -----------------


* Print the name and title of each signing officer under his or her signature.